Reversal of Impairment and Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Impairment and Reversal of Impairment and Goodwill [Abstract]
Explanation of impairment loss recognised or reversed [text block]
Based on the Company’s assessment with respect to possible indicators of either impairment or reversal of previous impairments to its mineral properties, the Company concluded that as of December 31, 2017 reversals of impairment totaling $61.6 million ($53.4 million, net of tax expense) were required on the following CGUs:

	2017	2016
Morococha	$60,237	$—
Calcatreu (1)	1,317	—
	$61,554	$—

(1)	Impairment reversal recognized on Calcatreu held for sale assets for the year ended December 31, 2017 (Note 10).

Sensitivity analysis of metal prices
Metal prices used at December 31, 2017:

Commodity Prices	2018-2021 average	Long term
Silver price - $/oz.	$18.57	$18.50
Gold price - $/oz.	$1,307	$1,300
Zinc price - $/tonne	$2,818	$2,600
Lead price - $/tonne	$2,251	$2,200
Copper price - $/tonne	$6,742	$5,500
Metal prices used at December 31, 2016:

Commodity Prices	2017-2020 average	Long term
Silver price - $/oz.	$19.93	$18.50
Gold price - $/oz.	$1,327	$1,300
Zinc price - $/tonne	$2,567	$2,200
Lead price - $/tonne	$2,142	$2,000
Copper price - $/tonne	$5,725	$5,000

Schedule of goodwill	Goodwill arose when the Company acquired Minefinders in 2012 and consists of:

	December 31, 2017	December 31, 2016
Goodwill	$3,057	$3,057